Initial Public Offering	12 Months Ended
Dec. 31, 2018
Initial Public Offering
Initial Public Offering

Note 2 - Initial Public Offering

On May 30, 2018, the Company’s registration statement on Form S-1 relating to its initial public offering of its common stock (the “IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). The Company completed the IPO with an offering of 1,500,000 units (the “Units”) at $5.00 per unit on June 4, 2018, each consisting of one share of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), and a warrant to purchase one share of common stock with an exercise price of $6.00 per share. Aggregate gross proceeds from the IPO were $7,500,000, before underwriting discounts and commissions.

On June 8, 2018, the underwriters notified the Company of their exercise in full of their option to purchase an additional 225,000 Units (the “Additional Units”) to cover over-allotments. On June 12, 2018, the underwriters purchased the Additional Units at the IPO price of $5.00 per Unit, generating $1,125,000 in gross proceeds before underwriting discounts and commissions.